TRADE PAYABLES	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
TRADE PAYABLES [Text Block]
NOTE 14:-	TRADE PAYABLES

	December 31,
	2023	2022

Open accounts in Israel	$3,686	$9,113
Open accounts abroad	5,537	6,199

	$9,223	$15,312